Intangible Assets Including Goodwill - Intangible Assets by Class (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible asset balances by major asset class
Gross Carrying Amount	$ 19,031	$ 18,722
Accumulated Amortization	(6,520)	(4,983)
Net Carrying Amount	12,511	13,739
Amount of foreign currency translation increase (decrease)	(221)	279
Capitalized software
Intangible asset balances by major asset class
Gross Carrying Amount	1,696	1,777
Accumulated Amortization	(751)	(814)
Net Carrying Amount	945	963
Client relationships
Intangible asset balances by major asset class
Gross Carrying Amount	9,021	8,708
Accumulated Amortization	(2,889)	(1,976)
Net Carrying Amount	6,132	6,732
Completed technology
Intangible asset balances by major asset class
Gross Carrying Amount	6,074	5,937
Accumulated Amortization	(2,259)	(1,655)
Net Carrying Amount	3,815	4,283
Patents/trademarks
Intangible asset balances by major asset class
Gross Carrying Amount	2,196	2,244
Accumulated Amortization	(586)	(499)
Net Carrying Amount	1,610	1,744
Other**
Intangible asset balances by major asset class
Gross Carrying Amount	44	56
Accumulated Amortization	(35)	(39)
Net Carrying Amount	$ 9	$ 16